Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
4. Intangible Assets
The following is a summary of the components of intangible assets and the related accumulated amortization.:

	June 30, 2021			December 31, 2020
Intangible Assets (in thousands)	Amount	Accumulated Amortization	Net Carrying Value	Amount	Accumulated Amortization	Net Carrying Value
Franchise agreements	$24,839	$1,922	$22,917	$24,839	$147	$24,692
Trade names / trademarks	83,060	1,499	81,561	83,033	115	82,918
Liquor license	235	—	235	235	—	235
Reef Kitchens license agreement	8,882	481	8,401	8,882	37	8,845
VegeFi product	135	7	128	135	1	134

	$117,151	$3,909	$113,242	$117,124	$300	$116,824

Liquor license is considered to have an indefinite life and is reviewed for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. No impairments were recognized for the six months ended June 30, 2021 and 2020.
Amortization expense for the Successor period for the three and six months ended June 30, 2021 was $1,821,000 and $3,624,000, respectively. Included within amortization expense is $7,500 and $15,000 for the three and six months ended June 30, 2021 related to the amortization of lease acquisition costs. The intangible assets for the Predecessor period from January 1, 2020 to June 30, 2020 were determined to be indefinite life intangibles. As such, no amortization expense was recognized for the three and six months ended June 30, 2020. The estimated aggregate amortization expense for intangible assets over the next five years ending December 31 and thereafter is as follows:

(in thousands)
Remainder of 2021	$3,609
2022	7,219
2023	7,219
2024	7,219
2025	7,219
2026 and thereafter	80,522

Total	$113,007

4. Intangible Assets
The following is a summary of the components of intangible assets and the related amortization expense:

	Successor December 31, 2020			Predecessor December 31, 2019
Intangible Assets at December 31, 2020 (in thousands)	Amount	Accumulated Amortization	Net Carrying Value	Amount	Accumulated Amortization	Net Carrying Value
Franchise agreements	$24,839	$147	$24,692	$—	$—	$—
Trade names / trademarks	83,033	115	82,918	25	—	25
Liquor license	235	—	235	210	—	210
Reef Kitchens license agreement	8,882	37	8,845	—	—	—
VegeFi product	135	1	134	—	—	—

	$117,124	$300	$116,824	$235	$—	$235

Liquor license is
considered to have an indefinite life and is reviewed for impairment annually and whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. No impairments were recognized for the years ended December 31, 2020 and 2019
.
Amortization expense for the Successor period from December 16, 2020 to December 31, 2020 was $300,000. The intangible assets for the Predecessor period were determined to be indefinite life intangibles. As such, no amortization expense was recognized for the period from January 1, 2020 to December 15, 2020 and for the twelve-month period ended December 31, 2019. The estimated aggregate amortization expense for intangible assets over the next five years ending December 31 and thereafter is as follows:

(in thousands):	Successor
2021	$7,218
2022	7,218
2023	7,218
2024	7,218
2025	7,218
Thereafter	80,499

Total	116,589